Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	May 31, 2023	May 31, 2022	May 31, 2021
Beijing Ainuo Shida Education & Technology Co., Ltd [Member]
Purchase of business, cash acquired	$ 5,065	$ 0	$ 430